General information (Details) $ in Millions	3 Months Ended
	Mar. 31, 2026 brand ₩ / shares	Mar. 31, 2025 ₩ / shares	Sep. 02, 2021 ₩ / shares shares	Dec. 31, 2017 USD ($)
Disclosure of subsidiaries [line items]
Number of brands | brand	4
Par value per share (in KRW per share)	₩ 10,000	₩ 10,000
American depositary shares
Disclosure of subsidiaries [line items]
Number of depositary shares per common share (in shares) | shares			0.05
Par value per share (in KRW per share)			₩ 10,000
DoubleDown Interactive LLC
Disclosure of subsidiaries [line items]
Total purchase consideration | $				$ 825
DoubleU Games | DoubleDown Interactive Co., Ltd.
Disclosure of subsidiaries [line items]
Percentage of ownership	67.10%